Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Amount recorded in deficit	$ (2,730)	$ (2,458)
NCIB Program
Disclosure of classes of share capital [line items]
Total shares purchased (in shares)	1,932,800	13,467,400
Average purchase price per share	$ 12.42	$ 10.59
Total cost (millions)	$ 24	$ 143
Book value of shares cancelled	20	146
Amount recorded in deficit	$ (4)	$ 3